Offerings - Offering: 1	Sep. 25, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.700% Senior Notes due 2034
Amount Registered | shares	350,000,000
Maximum Aggregate Offering Price	$ 348,740,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 51,474.02
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in Huntsman International LLC's Registration Statement on Form S-3 (File No. 333- 281445-01), which was filed on August 9, 2024, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.